PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 6 – PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2022	2021
At cost:
Furniture and fixtures	$3,176	$3,195
Equipment	28,083	28,250
Motor vehicle	27,809	27,976
	59,068	59,421
Less: accumulated depreciation	(57,256)	(54,996)
Total	$1,812	$4,425

Depreciation expense for the year ended December 31, 2022 and 2021 was $2,603 and $3,629, respectively.